VANECK OIL SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.1%
Bermuda : 4.4%
Valaris Ltd. (USD) * 1,482,773 $ 111,178,319
Underline
United Kingdom : 5.1%
TechnipFMC Plc (USD) 6,287,212 127,881,892
Underline
United States : 90.6%
Baker Hughes Co. 6,114,769 215,973,641
Cactus, Inc. 1,533,874 77,015,814
ChampionX Corp. † 3,129,134 111,459,753
Core Laboratories, Inc. † 705,232 16,932,620
Dril-Quip, Inc. * 547,923 15,434,991
Expro Group Holdings NV * † 1,575,890 36,607,925
Halliburton Co. 7,142,452 289,269,306
Helix Energy Solutions
Group, Inc. * † 3,162,011 35,319,663
Helmerich & Payne, Inc. † 1,900,625 80,130,350
Liberty Energy, Inc. 3,204,676 59,350,600
Nabors Industries Ltd. * † 200,115 24,642,161
Noble Corp. Plc † 2,229,299 112,913,994
NOV, Inc. 5,419,766 113,273,109
Oceaneering International,
Inc. * 2,081,847 53,545,105
Patterson-UTI Energy, Inc. 7,956,558 110,118,763
ProPetro Holding Corp. * 1,495,106 15,892,977
Number
of Shares Value
United States (continued)
RPC, Inc. 3,336,163 $ 29,825,297
Schlumberger NV 8,517,625 496,577,538
Select Water Solutions, Inc. 2,495,792 19,841,546
Tenaris SA (ADR) 4,050,322 127,990,175
Transocean Ltd. * † 14,274,044 117,189,901
US Silica Holdings, Inc. * 1,593,034 22,366,197
WEATHERFORD
INTERNATIONAL PL * 1,261,651 113,964,935
2,295,636,361
Total Common Stocks
(Cost: $2,463,226,936) 2,534,696,572
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.6%
Money Market Fund: 0.6%
(Cost: $16,040,037)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 16,040,037 16,040,037
Total Investments: 100.7%
(Cost: $2,479,266,973) 2,550,736,609
Liabilities in excess of other assets: (0.7)% (16,953,782)
NET ASSETS: 100.0% $ 2,533,782,827
Definitions:
ADR American Depositary Receipt
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $123,813,938.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Oil & Gas Equipment & Services 78.0% $ 1,978,523,084
Oil & Gas Drilling 22.0 556,173,489
100.0% $ 2,534,696,573